Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital Capital increase February 2024	Share capital Capital increase June 2024	Share capital Capital increase May 2022	Share capital Capital increase October 2022	Share capital	Share premium Capital increase February 2024	Share premium Capital increase June 2024	Share premium Capital increase May 2022	Share premium Capital increase October 2022	Share premium	Treasury shares	Hedging reserves	Cost of hedging reserves	Foreign currency translation reserve	(Accumulated losses)/retained earnings	Capital increase February 2024	Capital increase June 2024	Capital increase May 2022	Capital increase October 2022	Total
Beginning of financial year at Dec. 31, 2021					€ 18,641					€ 339,400					€ (32,785)					€ 325,256
Profit for the year															35,541					35,541
Other comprehensive income for the year, net of tax												€ 1,343								1,343
Total comprehensive income/loss for the period, net of tax												1,343			35,541					36,884
Capital increase			€ 3,518	€ 4,416				€ 81,234	€ 94,082									€ 84,752	€ 98,498
Costs incurred in connection with capital increase								€ (2,305)	€ (2,869)									€ (2,305)	€ (2,869)
Share-based payments															352					352
End of financial year at Dec. 31, 2022					26,575					509,542		1,343			3,108					540,568
Profit for the year															11,498					11,498
Other comprehensive income for the year, net of tax												(19,281)	€ (3,621)	€ (6,724)						(29,626)
Total comprehensive income/loss for the period, net of tax												(19,281)	(3,621)	(6,724)	11,498					(18,128)
Capital increase			€ 3,518
Share-based payments															1,134					1,134
End of financial year at Dec. 31, 2023					41,839					952,858		(17,938)	(3,621)	(6,724)	(7,373)					959,041
Business combination
Registration of new shares in relation to business combination					15,264					450,271										465,535
Cost incurred in connection with listing										(6,955)										(6,955)
Changes from business combination															23,113					23,113
Profit for the year															65,069					65,069
Other comprehensive income for the year, net of tax												14,606	8,752	34,105						57,463
Total comprehensive income/loss for the period, net of tax												14,606	8,752	34,105	65,069					122,532
Capital increase	€ 5,301	€ 4				€ 149,567	€ 84									€ 154,868	€ 88
Costs incurred in connection with capital increase						€ (3,014)										€ (3,014)
Treasury shares											€ (1,283)									(1,283)
Share-based payments															1,662					1,662
End of financial year at Dec. 31, 2024					€ 47,144					€ 1,099,495	€ (1,283)	€ (3,332)	€ 5,131	€ 27,381	€ 59,358					€ 1,233,894